Jennifer R. Minter	Union Trust Building
412 562 8444	501 Grant Street, Suite 200
jennifer.minter@bipc.com	Pittsburgh, PA 15219-4413
T 412.562.8800
F 412.562.1041
www.buchananingersoll.com

November 12, 2020

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Longeveron LLC Confidential Submission of Draft Registration Statement on Form S-1

Dear Sir/Madam,

On behalf of our client, Longeveron LLC, a company formed under the laws of the State of Delaware (the “Company”), we hereby confidentially submit for non-public review by the Staff a draft registration statement on Form S-1 (the “Draft Registration Statement”) relating to a proposed initial public offering in the United State of the Company’s common stock (following its anticipated conversion from a limited liability company to a corporation).

The Company confirms that it is an “emerging growth company” as defined in the Securities Act of 1933, as amended (the “Securities Act”) and its securities have not been previously sold pursuant to an effective registration statement under the Securities Act.

We hereby confirm, on behalf of the Company, that the Draft Registration Statement and all amendments thereto will be publicly filed with the Commission not later than 15 days before the date on which the Company conducts a “road show”, as such term is defined in Rule 433(h)(4) under the Securities Act. As this is a confidential submission, the Draft Registration Statement has not been signed.

Please direct all notices and communications with respect to this confidential submission to the following:

Mr. Geoff Green Chief Executive Officer Longeveron LLC 1951 NW 7th Avenue, Suite 520 Miami, Florida 33136 Telephone: (305) 909-0837	Jennifer Minter, Esquire Buchanan Ingersoll & Rooney PC Union Trust Building 501 Grant Street, Suite 200 Pittsburgh, Pennsylvania 15219 Telephone: (412) 562-8444 Facsimile: (412) 562-1041

If you have any questions regarding this submission, please contact me at (412) 562-8444 or via e-mail at jennifer.minter@bipc.com.

Very truly yours,

/s/ Jennifer R. Minter
Jennifer R. Minter

Cc:	Geoff Green, Chief Executive Officer (email)

James Clavijo, Chief Financial Officer (email)

Joshua Hare, Chief Science Officer (email)

Stephen E. Faucetta, Kingswood Capital Markets (email)

Andrew Tucker, Nelson Mullins (email)

Brian North, Buchanan Ingersoll & Rooney (email)